OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Categories of financial assets [abstract]
Other non-current receivables	$ 11,125	$ 0
Non-current guarantees and deposits	49,097	40,565
Total non-current	60,222	40,565
Other current receivables	805	0
Current guarantees and deposits	1,005	1,140
Total current	1,810	1,140
Total	$ 62,032	$ 41,705